Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
	2012	2011	2010
France	(5,392)	1,192	(8,972)
EDAP Inc, U.S.A.	(1,739)	(1,146)	(2,143)
Other countries	(227)	(589)	(663)
Total	(7,358)	(543)	(11,778)

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	2012	2011	2010
Current income tax expense:
France	(102)	(95)	(818)
Other countries	(22)	(45)	(49)
Sub-total current income tax expense	(124)	(140)	(866)
Deferred income tax (expense) benefit:
France	(2)	(0)	(13)
Other countries	8	(255)	(60)
Sub-total deferred income tax (expense) benefit	6	(255)	(73)
Total	(118)	(395)	(939)

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	December 31,
	2012	2011
Net operating loss carryforwards	19,563	17,426
Elimination of intercompany profit in inventory	119	223
Elimination of intercompany profit in fixed assets	122	193
Other items	689	808
Total deferred tax assets	20,493	18,650
Capital leases treated as operating leases for tax	(76)	(140)
Other items	(11)	(10)
Total deferred tax liabilities	(87)	(150)
Net deferred tax assets	20,406	18,500
Valuation allowance for deferred tax assets	(20,375)	(18,474)
Deferred tax assets (liabilities), net of allowance	32	26

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	2012	2011	2010
French statutory rate	33.3%	34.4%	33.8%
Income of foreign subsidiaries taxed at different tax rates	0.4%	12.6%	0.6%
Effect of net operating loss carry-forwards and valuation allowances	(37.6%)	(287.3%)	(28.3%)
Non taxable debt fair value variation	(1.1%)	154.1%	(17.4%)
Non deductible entertainment expenses	1.9%	9.5%	0.4%
Other	1.5%	4%	2.9%
Effective tax rate	(1.6%)	(72.7%)	(8.0%)